Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr	Aug. 31, 2016 USD ($) yr
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 1		237.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 2		240.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 3		0.74%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 4		0.95%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 5		1.5
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 6 | yr		2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 7		0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 8		$ 0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 9		$ 0.19
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 1	102.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 2	138.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 3	237.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 4	240.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 5	0.65%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 6	1.27%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 7	0.74%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 8	0.95%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 9	0.46
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 10 | yr	2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 11	1.5
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 12 | yr	2
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 13	0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 14	0.00%
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 15	$ 0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 16	0.20
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 17	0.09
Common Shares And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Valuation Assumptions 18	$ 0.19